Commitments and Contingencies - Future minimum rental receipts (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 129,629
2022	113,766
2023	108,807
2024	93,330
2025	37,765
Thereafter	7,357
Total	$ 490,654